PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
The composition of property and equipment, net is as follows:

	December 31,
	2017	2018

Cost:
Leasehold improvements	$17,388	$22,551
Computers, peripheral equipment and electronic equipment	13,856	18,004
Office furniture and equipment	3,913	5,252

	35,157	45,807

Less accumulated depreciation	18,956	23,860

Depreciated cost	$16,201	$21,947